Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, Plant and Equipment
16	PROPERTY, PLANT AND EQUIPMENT

Year Ended December 31, 2022	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other s	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	258,858	2,452,625	778,003	21,903	47,275	232,282	3,790,946
Additions	327	78,917	3,877	125	462	258,562	342,270
Transfers	17,536	171,634	78,205	427	2,106	(269,908)	—
Disposals or write offs	(2,388)	(70,106)	(12,059)	(1,470)	(1,250)	(17,468)	(104,741)
Currency translation differences	671	20,534	1,110	19	539	1,387	24,260

At end of the year	275,004	2,653,604	849,136	21,004	49,132	204,855	4,052,735

Accumulated depreciation and impairment
At beginning of the year	(120,417)	(1,635,837)	(516,649)	(16,991)	(33,145)	(8,611)	(2,331,650)
Charge for the year and others	(10,678)	(206,472)	(32,650)	(859)	(2,011)	—	(252,670)
Impairment charge	(957)	(14,750)	(3,510)	(20)	(1,328)	(1,830)	(22,395)
Disposals or write offs or transfers	31	52,701	6,450	1,355	1,180	2,366	64,083
Currency translation differences	(187)	(16,636)	(475)	(19)	(369)	96	(17,590)

At end of the year	(132,208)	(1,820,994)	(546,834)	(16,534)	(35,673)	(7,979)	(2,560,222)

Net book value
At end of the year	142,796	832,610	302,302	4,470	13,459	196,876	1,492,513

Year Ended December 31, 2021	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other s	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	248,948	2,355,925	746,404	22,857	45,014	228,882	3,648,030
Additions	1,561	18,556	5,305	645	1,880	241,843	269,790
Transfers	13,736	160,810	38,649	—	2,369	(215,564)	—
Disposals or write offs	(5,101)	(75,411)	(12,010)	(1,588)	(1,675)	(22,175)	(117,960)
Currency translation differences	(286)	(7,255)	(345)	(11)	(313)	(704)	(8,914)

At end of the year	258,858	2,452,625	778,003	21,903	47,275	232,282	3,790,946

Accumulated depreciation and impairment
At beginning of the year	(110,899)	(1,542,037)	(488,109)	(17,431)	(31,937)	(5,526)	(2,195,939)
Charge for the year and others	(11,057)	(138,251)	(33,404)	(992)	(2,485)	—	(186,189)
Impairment charge	(516)	(19,463)	(2,723)	—	(121)	(3,648)	(26,471)
Disposals or write offs or transfers	1,952	58,312	7,429	1,421	997	396	70,507
Currency translation differences	103	5,602	158	11	401	167	6,442

At end of the year	(120,417)	(1,635,837)	(516,649)	(16,991)	(33,145)	(8,611)	(2,331,650)

Net book value
At end of the year	138,441	816,788	261,354	4,912	14,130	223,671	1,459,296

The Group’s oil, gas and new energy resource segment determines whether there are any indicators of impairment for the oil fields or blocks and performs the impairment tests on those oil fields or blocks with indications of impairment, and reports the results to the Group’s internal professional team (including exploration and finance expert) for further overall assessment and evaluation. The final results of the impairment tests have been submitted to the Group’s management for review and approval. The Group recorded impairment losses amounting to RMB 14,750 related to oil and gas properties under the oil, gas and new energy resource segment for the year ended December 31,
2022 (2021: RMB 19,463
related to oil and gas properties under the oil, gas and new energy resource segment, 2020:
RMB 13,908
related to oil and gas properties under the oil, gas and new energy resource segment) due to the decline of oil and gas reserves in certain oilfield or change in business condition. The carrying amount of those impaired oil and gas properties was written down to their respective recoverable amounts, which were primarily determined using the discounted cash flow model. The Group referred to the weighted average cost of capital of the oil and gas industry when determining discount rate, and made relevant adjustments according to specific risks in different countries or regions. In 2022, the after-tax
discount rates adopted by most oil fields or blocks of the Group ranged from
7.2% to 16.0% (2021: 7.6% to 15.0%, 2020: 5.9% to 12.0%) per annum.

The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
	RMB	RMB	RMB
At beginning of the year	29,387	38,807	36,101
Additions to capitalized exploratory well costs pending the determination of proved reserves	29,199	30,338	30,104
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(19,623)	(27,201)	(18,464)
Capitalized exploratory well costs charged to expense	(14,118)	(12,557)	(8,934)

At end of the year	24,845	29,387	38,807

The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2022	December 31, 2021
	RMB	RMB
One year or less	16,780	19,354
Over one year	8,065	10,033

Balance at December 31	24,845	29,387

Capitalized exploratory well costs over one year are principally related to the wells that are under further evaluation of drilling results or pending completion of development planning to ascertain economic viability.